Stonebridge Institutional Small-Cap Growth Fund
Stonebridge Institutional Small-Cap Growth Fund
INVESTMENT OBJECTIVES
The Stonebridge Institutional Small-Cap Growth Fund (the “Institutional Fund”) seeks long-term growth of capital.
Short-term income is a secondary objective.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses you may pay if you buy and hold shares of the Institutional Fund.
Shareholder Transaction Expenses (fees or expenses paid directly from your investment)
Shareholder Fees (USD $)	Stonebridge Institutional Small-Cap Growth Fund Stonebridge Small-Cap Growth-Institutional Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a % of net asset value of shares held for 30 days or less)	2.00%
Exchange Fee	none
Transaction Fee on Redemption by Wire	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stonebridge Institutional Small-Cap Growth Fund Stonebridge Small-Cap Growth-Institutional Fund
Management Fees		0.75%
Distribution (12b-1) Fee		none
Other Expenses
Other Fund Expenses	[1]	2.61%
Total Other Expenses		2.61%
Total Annual Fund Operating Expenses		3.36%
[1]	"Other Fund Expenses" have been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stonebridge Institutional Small-Cap Growth Fund Stonebridge Small-Cap Growth-Institutional Fund	339	1,033	1,749	3,644

PORTFOLIO TURNOVER
The Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Institutional Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Institutional Fund’s performance. During the most recent fiscal year, the Institutional Fund’s portfolio turnover rate was 195% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Institutional Fund invests primarily in common stocks of companies that the Adviser believes have good prospects for superior earnings growth.

The Institutional Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between $100 million and $3 billion. This potential investment universe is pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser further refines this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser identifies approximately 30 - 50 stocks that it believes are likely to enable the Institutional Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Institutional Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser’s view, there is significant potential for the stock to generate excess returns based on the Adviser’s proprietary target price for that stock.

The Adviser’s primary criterion for selling a particular stock held by the Institutional Fund is whether the stock’s current market price has met or exceeded its proprietary target price. The Adviser may also sell an investment held by the Institutional Fund if that investment no longer meets the investment criteria discussed above, if the Adviser identifies another investment with more attractive relative prospects for appreciation and growth, if a company (or industry in which a company operates) has experienced an adverse event, if an investment is underperforming its peer group, or if an investment becomes greater than 5% of the Institutional Fund’s total assets due to market appreciation.

The Institutional Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Institutional Fund may continue to make such investments in the future. The Institutional Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under $100 million. The Institutional Fund may invest up to 20% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Institutional Fund’s portfolio at any time, on a cost basis, will be below $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Institutional Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Institutional Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. The Institutional Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

  poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;
  price volatility, which is greater when funds invest in small and micro-capitalization companies;
  decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;
  risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);
  price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar;
  market or economic factors impacting technology companies could have a major effect on the value of the Institutional Fund’s investments; and
  market or economic factors affecting healthcare companies could have a major effect on the value of the Institutional Fund’s investments.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Institutional Fund for the indicated periods by showing changes in the Institutional Fund’s performance from year to year and by showing how the Institutional Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Of course, the Institutional Fund’s past performance (before and after taxes) does not necessarily indicate how the Institutional Fund will perform in the future. Before February 28, 2007, the Institutional Fund was named Stonebridge Growth Fund and was operated with different investment objectives and strategies. As result, the Institutional Fund’s performance results prior to February 28, 2007 reflect the Institutional Fund’s former investment objectives and strategies.

This bar chart shows the performance of the Institutional Fund based on a calendar year.

Best Quarter	Worst Quarter
42.14%	-30.95%
6/30/09	12/31/08

This table shows the average annual total returns of the Institutional Fund for the periods ending December 31, 2011.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Stonebridge Institutional Small-Cap Growth Fund		One Year	Five Years	Ten Years
Return Before Taxes Stonebridge Small-Cap Growth-Institutional Fund		(11.09%)	(3.61%)	(0.28%)
Return After Taxes on Distributions Stonebridge Small-Cap Growth-Institutional Fund	[1]	(11.09%)	(3.89%)	(0.43%)
Return After Taxes on Distributions and Sale of Fund Shares Stonebridge Small-Cap Growth-Institutional Fund	[1]	(7.21%)	(2.97%)	(0.21%)
Russell 2000 Growth Index (no deduction for fees, expenses and taxes)		(2.91%)	2.09%	4.48%
[1]	After-tax returns include the impact of a one-time taxable gain of approximately $1.30 per share in 2007 in connection with the change of the Institutional Fund's investment objectives and strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Institutional Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.